TRANSAMERICA ETF TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information

DeltaShares® S&P 400 Managed Risk ETF

DeltaShares® S&P 500 Managed Risk ETF

DeltaShares® S&P 600 Managed Risk ETF

DeltaShares® S&P International Managed Risk ETF

DeltaShares® S&P EM 100 & Managed Risk ETF

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DeltaShares® S&P 400 Managed Risk ETF

Effective immediately, the first paragraph of “The Fund’s Principal Investment Strategy” section of the Prospectus and Summary Prospectus for DeltaShares S&P 400 Managed Risk ETF is deleted in its entirety and replaced with the following:

Under normal market conditions, the DeltaShares S&P 400 Managed Risk ETF (the “fund”) invests a substantial portion, but at least 80%, of its assets, exclusive of collateral held from securities lending, in securities comprising the S&P 400 Managed Risk 2.0 Index (the “Underlying Index”). “To be announced” transactions representing component securities comprising the Underlying Index and depositary receipts based on component securities in the Underlying Index (or, in the case of depositary receipts which themselves are component securities, underlying stocks in respect of such depositary receipts) are included in the above-noted investment policy.

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DeltaShares® S&P 500 Managed Risk ETF

Effective immediately, the first paragraph of “The Fund’s Principal Investment Strategy” section of the Prospectus and Summary Prospectus for DeltaShares S&P 500 Managed Risk ETF is deleted in its entirety and replaced with the following:

Under normal market conditions, the DeltaShares S&P 500 Managed Risk ETF (the “fund”) invests a substantial portion, but at least 80%, of its assets, exclusive of collateral held from securities lending, in securities comprising the S&P 500 Managed Risk 2.0 Index (the “Underlying Index”). “To be announced” transactions representing component securities comprising the Underlying Index and depositary receipts based on component securities in the Underlying Index (or, in the case of depositary receipts which themselves are component securities, underlying stocks in respect of such depositary receipts) are included in the above-noted investment policy.

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DeltaShares® S&P 600 Managed Risk ETF

Effective immediately, the first paragraph of “The Fund’s Principal Investment Strategy” section of the Prospectus and Summary Prospectus for DeltaShares S&P 600 Managed Risk ETF is deleted in its entirety and replaced with the following:

Under normal market conditions, the DeltaShares S&P 600 Managed Risk ETF (the “fund”) invests a substantial portion, but at least 80%, of its assets, exclusive of collateral held from securities lending, in securities comprising the S&P 600 Managed Risk 2.0 Index (the “Underlying Index”). “To be announced” transactions representing component securities comprising the Underlying Index and depositary receipts based on component securities in the Underlying Index (or, in the case of depositary receipts which themselves are component securities, underlying stocks in respect of such depositary receipts) are included in the above-noted investment policy.

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DeltaShares® S&P International Managed Risk ETF

Effective immediately, the first paragraph of “The Fund’s Principal Investment Strategy” section of the Prospectus and Summary Prospectus for DeltaShares S&P International Managed Risk ETF is deleted in its entirety and replaced with the following:

Under normal market conditions, the DeltaShares S&P International Managed Risk ETF (the “fund”) invests a substantial portion, but at least 80%, of its assets, exclusive of collateral held from securities lending, in securities comprising the S&P EPAC Ex. Korea LargeMidCap Managed Risk 2.0 Index (the “Underlying Index”). “To be announced” transactions representing component securities comprising the Underlying Index and depositary receipts based on component securities in the Underlying Index (or, in the case of depositary receipts which themselves are component securities, underlying stocks in respect of such depositary receipts) are included in the above-noted investment policy.

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DeltaShares® S&P EM 100 & Managed Risk ETF

Effective immediately, the first paragraph of “The Fund’s Principal Investment Strategy” section of the Prospectus and Summary Prospectus for DeltaShares S&P EM 100 & Managed Risk ETF is deleted in its entirety and replaced with the following:

Under normal market conditions, the DeltaShares S&P EM 100 & Managed Risk ETF (the “fund”) invests a substantial portion, but at least 80%, of its assets, exclusive of collateral held from securities lending, in securities comprising the S&P EM 100 Managed Risk 2.0 Index (the “Underlying Index”). “To be announced” transactions representing component securities comprising the Underlying Index and depositary receipts based on component securities in the Underlying Index (or, in the case of depositary receipts which themselves are component securities, underlying stocks in respect of such depositary receipts) are included in the above-noted investment policy.

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DeltaShares® S&P 400 Managed Risk ETF

DeltaShares® S&P 500 Managed Risk ETF

DeltaShares® S&P 600 Managed Risk ETF

DeltaShares® S&P International Managed Risk ETF

DeltaShares® S&P EM 100 & Managed Risk ETF

Effective immediately, the fourth paragraph of “The Fund’s Principal Investment Strategy” section of the Prospectus and Summary Prospectus for DeltaShares® S&P 400 Managed Risk ETF, DeltaShares® S&P 500 Managed Risk ETF, DeltaShares® S&P 600 Managed Risk ETF and DeltaShares® S&P International Managed Risk ETF, and the fifth paragraph of such section for DeltaShares® S&P EM 100 & Managed Risk ETF, is deleted in its entirety and replaced with the following:

Under normal circumstances, in seeking to track the performance of the Underlying Index, the fund employs a replication strategy, which means the fund invests in substantially all of the securities represented in the Underlying Index in approximately the same proportions as the Underlying Index. The fund may also employ a sampling strategy when determined by the fund’s sub-adviser, Milliman Financial Risk Management LLC (the “Sub-Adviser”) to be in the best interest of the fund in pursuing its objective. A sampling strategy means that the fund purchases a subset of the securities in the Underlying Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Underlying Index. The fund may use derivatives, including futures, forwards and swaps on the Constituent Indices or on similar indices, for a variety of purposes, such as in an effort to gain exposure to underlying securities and markets in a more efficient manner, to optimize the execution processes and costs for portfolio transitions or for tax management purposes. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund.

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Investors Should Retain this Supplement for Future Reference

November 25, 2019